Income Taxes (Details)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Taxes (Details) [Line Items]
Statutory income tax rate			15.00%
Preferential tax rate	50.00%
Preferential tax rate	15.00%	15.00%	15.00%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Statutory income tax rate	16.50%
PRC [Member]
Income Taxes (Details) [Line Items]
Statutory income tax rate	25.00%
High and New Technology Enterprise [Member]
Income Taxes (Details) [Line Items]
Preferential tax rate	15.00%
Renewed term	3 years